Employee benefits - Summary of Amount Recognized in Other Comprehensive Income for Pension and Post Retirement Medical Plans (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Pension benefits [Member]
Disclosure of defined benefit plans [line items]
Remeasurements (gains)/losses	$ 51.6	₨ 3,901.9	₨ 3,068.2	₨ 2,372.5
Remeasurements (gains)/losses	51.6	3,901.9	3,068.2	2,372.5
Post retirement medical benefits [Member]
Disclosure of defined benefit plans [line items]
Remeasurements (gains)/losses	(1.1)	(82.7)	(120.9)	(51.7)
Post retirement medical benefits [Member] | Reserve of remeasurements of defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Remeasurements (gains)/losses	$ (1.1)	₨ (82.7)	₨ (120.9)	₨ (51.7)